BALANCE SHEETS - USD ($)	Mar. 31, 2015	Mar. 31, 2014
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	$ 1,798,718	$ 5,328,701
OTHER ASSETS
Cash and cash equivalents	23,720,352	12,797,054
Notes receivable	22,790	22,790
Deferred acquisition costs, net of accumulated amortization	0	200,376
Other assets	412,350	180,417
ASSETS	25,954,210	18,529,338
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	182,339	160,120
Accounts payable - affiliates	52,101,042	50,042,235
Capital contributions payable	587,465	664,260
LIABILITIES	52,870,846	50,866,615
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(19,481,250)	(24,847,683)
General partner	(7,435,386)	(7,489,594)
PARTNERS' CAPITAL (DEFICIT)	(26,916,636)	(32,337,277)
Liabilities and Stockholders' Equity	25,954,210	18,529,338
Series Twenty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	310,195	204,785
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	310,195	204,785
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,504,687	1,488,111
Capital contributions payable	0	0
LIABILITIES	1,504,687	1,488,111
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(874,295)	(962,241)
General partner	(320,197)	(321,085)
PARTNERS' CAPITAL (DEFICIT)	(1,194,492)	(1,283,326)
Liabilities and Stockholders' Equity	310,195	204,785
Series Twenty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	127,394	116,749
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	3,000	3,000
ASSETS	130,394	119,749
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	5,000	5,000
Accounts payable - affiliates	1,440,389	1,383,089
Capital contributions payable	0	0
LIABILITIES	1,445,389	1,388,089
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,139,894)	(1,093,706)
General partner	(175,101)	(174,634)
PARTNERS' CAPITAL (DEFICIT)	(1,314,995)	(1,268,340)
Liabilities and Stockholders' Equity	130,394	119,749
Series Twenty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	117,048	98,564
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	117,048	98,564
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,809,752	2,892,033
Capital contributions payable	9,352	9,352
LIABILITIES	2,819,104	2,901,385
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,455,952)	(2,555,709)
General partner	(246,104)	(247,112)
PARTNERS' CAPITAL (DEFICIT)	(2,702,056)	(2,802,821)
Liabilities and Stockholders' Equity	117,048	98,564
Series Twenty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	205,359	118,542
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	205,359	118,542
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,206,713	2,549,950
Capital contributions payable	0	0
LIABILITIES	2,206,713	2,549,950
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,696,494)	(2,122,247)
General partner	(304,860)	(309,161)
PARTNERS' CAPITAL (DEFICIT)	(2,001,354)	(2,431,408)
Liabilities and Stockholders' Equity	205,359	118,542
Series Twenty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,005,871	890,715
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	80,040	0
ASSETS	1,085,911	890,715
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	6,335	3,000
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	6,335	3,000
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	1,254,077	1,064,135
General partner	(174,501)	(176,420)
PARTNERS' CAPITAL (DEFICIT)	1,079,576	887,715
Liabilities and Stockholders' Equity	1,085,911	890,715
Series Twenty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	3,811,919	2,550,061
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	1,250	1,250
ASSETS	3,813,169	2,551,311
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	0
Capital contributions payable	0	0
LIABILITIES	0	0
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	4,032,481	2,783,242
General partner	(219,312)	(231,931)
PARTNERS' CAPITAL (DEFICIT)	3,813,169	2,551,311
Liabilities and Stockholders' Equity	3,813,169	2,551,311
Series Twenty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	3,013,320	2,510,330
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	69,000	0
ASSETS	3,082,320	2,510,330
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	20,467	4,960
Accounts payable - affiliates	0	0
Capital contributions payable	0	1,293
LIABILITIES	20,467	6,253
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	3,371,487	2,819,289
General partner	(309,634)	(315,212)
PARTNERS' CAPITAL (DEFICIT)	3,061,853	2,504,077
Liabilities and Stockholders' Equity	3,082,320	2,510,330
Series Twenty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	1,051,663	1,049,687
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	6,500
ASSETS	1,051,663	1,056,187
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	0	44,238
Capital contributions payable	0	10,020
LIABILITIES	0	54,258
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	1,247,594	1,198,357
General partner	(195,931)	(196,428)
PARTNERS' CAPITAL (DEFICIT)	1,051,663	1,001,929
Liabilities and Stockholders' Equity	1,051,663	1,056,187
Series Twenty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	5,774,634	515,862
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	1,250	2,817
ASSETS	5,775,884	518,679
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	3,000	7,500
Accounts payable - affiliates	0	706,182
Capital contributions payable	0	40,968
LIABILITIES	3,000	754,650
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	6,058,903	110,137
General partner	(286,019)	(346,108)
PARTNERS' CAPITAL (DEFICIT)	5,772,884	(235,971)
Liabilities and Stockholders' Equity	5,775,884	518,679
Series Twenty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	501,274	224,155
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	501,274	224,155
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	1,500	0
Accounts payable - affiliates	3,814,638	3,583,859
Capital contributions payable	8,235	8,235
LIABILITIES	3,824,373	3,592,094
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,951,221)	(2,995,613)
General partner	(371,878)	(372,326)
PARTNERS' CAPITAL (DEFICIT)	(3,323,099)	(3,367,939)
Liabilities and Stockholders' Equity	501,274	224,155
Series Thirty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	322,775	253,948
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	51,500	500
ASSETS	374,275	254,448
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,833,832	1,690,813
Capital contributions payable	105,139	127,396
LIABILITIES	1,938,971	1,818,209
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,321,993)	(1,321,067)
General partner	(242,703)	(242,694)
PARTNERS' CAPITAL (DEFICIT)	(1,564,696)	(1,563,761)
Liabilities and Stockholders' Equity	374,275	254,448
Series Thirty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	3,106,480	852,580
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	25,000	25,000
ASSETS	3,131,480	877,580
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	2,257
Accounts payable - affiliates	2,902,513	3,212,781
Capital contributions payable	66,294	66,294
LIABILITIES	2,968,807	3,281,332
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	540,305	(2,000,456)
General partner	(377,632)	(403,296)
PARTNERS' CAPITAL (DEFICIT)	162,673	(2,403,752)
Liabilities and Stockholders' Equity	3,131,480	877,580
Series Thirty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	354,807	310,949
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	354,807	310,949
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	993	0
Accounts payable - affiliates	3,280,553	3,085,965
Capital contributions payable	1,229	3,486
LIABILITIES	3,282,775	3,089,451
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,492,325)	(2,344,354)
General partner	(435,643)	(434,148)
PARTNERS' CAPITAL (DEFICIT)	(2,927,968)	(2,778,502)
Liabilities and Stockholders' Equity	354,807	310,949
Series Thirty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	281,704	194,920
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	281,704	194,920
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	4,053	3,403
Accounts payable - affiliates	2,060,048	1,941,386
Capital contributions payable	69,154	69,154
LIABILITIES	2,133,255	2,013,943
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,607,256)	(1,575,053)
General partner	(244,295)	(243,970)
PARTNERS' CAPITAL (DEFICIT)	(1,851,551)	(1,819,023)
Liabilities and Stockholders' Equity	281,704	194,920
Series Thirty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	838,027	299,036
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	838,027	299,036
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	5,802	3,000
Accounts payable - affiliates	4,077,757	3,900,829
Capital contributions payable	0	0
LIABILITIES	4,083,559	3,903,829
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,912,687)	(3,268,355)
General partner	(332,845)	(336,438)
PARTNERS' CAPITAL (DEFICIT)	(3,245,532)	(3,604,793)
Liabilities and Stockholders' Equity	838,027	299,036
Series Thirty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	231,626	278,190
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	231,626	278,190
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	1,500	0
Accounts payable - affiliates	2,405,390	2,257,174
Capital contributions payable	0	0
LIABILITIES	2,406,890	2,257,174
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,871,486)	(1,677,169)
General partner	(303,778)	(301,815)
PARTNERS' CAPITAL (DEFICIT)	(2,175,264)	(1,978,984)
Liabilities and Stockholders' Equity	231,626	278,190
Series Thirty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	430,583	448,179
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	430,583	448,179
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	131,000	131,000
Accounts payable - affiliates	1,190,777	1,108,351
Capital contributions payable	0	0
LIABILITIES	1,321,777	1,239,351
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(703,619)	(604,597)
General partner	(187,575)	(186,575)
PARTNERS' CAPITAL (DEFICIT)	(891,194)	(791,172)
Liabilities and Stockholders' Equity	430,583	448,179
Series Thirty Seven [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	345,467	305,167
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	345,467	305,167
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	1,024	0
Accounts payable - affiliates	2,344,087	2,147,147
Capital contributions payable	138,438	138,438
LIABILITIES	2,483,549	2,285,585
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,901,137)	(1,745,050)
General partner	(236,945)	(235,368)
PARTNERS' CAPITAL (DEFICIT)	(2,138,082)	(1,980,418)
Liabilities and Stockholders' Equity	345,467	305,167
Series Thirty Eight [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	280,864	236,887
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	280,864	236,887
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,881,232	1,716,832
Capital contributions payable	0	0
LIABILITIES	1,881,232	1,716,832
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,366,080)	(1,246,861)
General partner	(234,288)	(233,084)
PARTNERS' CAPITAL (DEFICIT)	(1,600,368)	(1,479,945)
Liabilities and Stockholders' Equity	280,864	236,887
Series Thirty Nine [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	166,118	144,094
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	166,118	144,094
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,681,984	1,547,899
Capital contributions payable	0	0
LIABILITIES	1,681,984	1,547,899
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,304,265)	(1,193,325)
General partner	(211,601)	(210,480)
PARTNERS' CAPITAL (DEFICIT)	(1,515,866)	(1,403,805)
Liabilities and Stockholders' Equity	166,118	144,094
Series Forty [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	97,731	96,711
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	97,731	96,711
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	3,039,139	2,828,348
Capital contributions payable	102	102
LIABILITIES	3,039,241	2,828,450
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,687,151)	(2,479,478)
General partner	(254,359)	(252,261)
PARTNERS' CAPITAL (DEFICIT)	(2,941,510)	(2,731,739)
Liabilities and Stockholders' Equity	97,731	96,711
Series Forty One [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	158,957	167,428
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	1,218	1,218
ASSETS	160,175	168,646
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	3,292,504	3,054,940
Capital contributions payable	100	100
LIABILITIES	3,292,604	3,055,040
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,851,936)	(2,608,361)
General partner	(280,493)	(278,033)
PARTNERS' CAPITAL (DEFICIT)	(3,132,429)	(2,886,394)
Liabilities and Stockholders' Equity	160,175	168,646
Series Forty Two [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	420,023	266,762
Notes receivable	22,790	22,790
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	90,963	51,003
ASSETS	533,776	340,555
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	1,665	0
Accounts payable - affiliates	2,319,763	2,071,473
Capital contributions payable	73,433	73,433
LIABILITIES	2,394,861	2,144,906
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,601,536)	(1,545,369)
General partner	(259,549)	(258,982)
PARTNERS' CAPITAL (DEFICIT)	(1,861,085)	(1,804,351)
Liabilities and Stockholders' Equity	533,776	340,555
Series Forty Three [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	178,330
OTHER ASSETS
Cash and cash equivalents	354,147	303,384
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	200,376
Other assets	85,341	85,341
ASSETS	439,488	767,431
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	2,855,008	2,548,228
Capital contributions payable	99,265	99,265
LIABILITIES	2,954,273	2,647,493
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(2,168,116)	(1,539,740)
General partner	(346,669)	(340,322)
PARTNERS' CAPITAL (DEFICIT)	(2,514,785)	(1,880,062)
Liabilities and Stockholders' Equity	439,488	767,431
Series Forty Four [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	0	0
OTHER ASSETS
Cash and cash equivalents	9,744	38,362
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	9,744	38,362
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,973,504	1,642,751
Capital contributions payable	0	0
LIABILITIES	1,973,504	1,642,751
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(1,706,674)	(1,350,897)
General partner	(257,086)	(253,492)
PARTNERS' CAPITAL (DEFICIT)	(1,963,760)	(1,604,389)
Liabilities and Stockholders' Equity	9,744	38,362
Series Forty Five [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	838,105	2,004,492
OTHER ASSETS
Cash and cash equivalents	147,398	126,153
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	0	0
ASSETS	985,503	2,130,645
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,760,413	1,463,025
Capital contributions payable	16,724	16,724
LIABILITIES	1,777,137	1,479,749
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	(430,056)	998,049
General partner	(361,578)	(347,153)
PARTNERS' CAPITAL (DEFICIT)	(791,634)	650,896
Liabilities and Stockholders' Equity	985,503	2,130,645
Series Forty Six [Member]
ASSETS
INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS	960,613	3,145,879
OTHER ASSETS
Cash and cash equivalents	255,224	194,854
Notes receivable	0	0
Deferred acquisition costs, net of accumulated amortization	0	0
Other assets	3,788	3,788
ASSETS	1,219,625	3,344,521
LIABILITIES AND PARTNERS' CAPITAL (DEFICIT)
Accounts payable and accrued expenses	0	0
Accounts payable - affiliates	1,426,359	1,176,831
Capital contributions payable	0	0
LIABILITIES	1,426,359	1,176,831
PARTNERS' CAPITAL (DEFICIT)
Units of limited partnership interest	0	0
Units of beneficial interest of the limited partnership interest	58,076	2,408,756
General partner	(264,810)	(241,066)
PARTNERS' CAPITAL (DEFICIT)	(206,734)	2,167,690
Liabilities and Stockholders' Equity	$ 1,219,625	$ 3,344,521